BUSINESS DESCRIPTION (Details Narrative) - USD ($)		1 Months Ended
	Sep. 02, 2025	Jul. 30, 2018	Dec. 28, 2025	Dec. 29, 2024
Convertible preferred stock value	$ 101,100,000
Acquired ownership percentage		100.00%
Net book value			$ 128,000
Common stock price per share	$ 1.48		$ 0.002	$ 0.002
Top Member
Equity method investment	$ 5,000,000
Bottom Member
Equity method investment	$ 3,000,000